Vessel Operating Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Vessel Operating Costs
Crew costs	$ 8,780	$ 9,178	$ 17,619	$ 18,273
Technical maintenance expenses	4,142	4,800	10,079	9,697
Other operating expenses	3,973	4,570	8,290	9,209
Total	$ 16,895	$ 18,548	$ 35,988	$ 37,179